QUARTERLY INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information

	First quarter		Second quarter		Third quarter		Fourth quarter
(Per-share amounts in dollars)	2022	2021	2022	2021	2022	2021	2022	2021
Total revenues	$12,675	$12,761	$14,127	$13,799	$14,470	$14,230	$16,828	$15,679
Sales of equipment and services	11,910	12,009	13,361	13,016	13,826	13,474	16,045	14,868
Cost of equipment and services sold	9,774	9,963	10,525	10,972	11,534	10,838	12,440	11,605
Earnings (loss) from continuing operations	(1,209)	(356)	(1,127)	(1,012)	(245)	532	1,786	(4,103)
Earnings (loss) from discontinued operations	101	(2,457)	264	(198)	409	935	427	250
Net earnings (loss)	(1,108)	(2,813)	(863)	(1,210)	165	1,467	2,213	(3,852)
Less net earnings (loss) attributable to noncontrolling interests	28	5	19	(3)	4	(73)	16	1
Net earnings (loss) attributable to the Company	$(1,136)	$(2,817)	$(882)	$(1,207)	$161	$1,540	$2,197	$(3,853)
Per-share amounts – earnings (loss) from continuing operations
Diluted earnings (loss) per share	$(1.16)	$(0.39)	$(1.09)	$(0.96)	$(0.29)	$0.50	$1.53	$(3.78)
Basic earnings (loss) per share	(1.16)	(0.39)	(1.09)	(0.96)	(0.29)	0.51	1.55	(3.78)
Per-share amounts – earnings (loss) from discontinued operations
Diluted earnings (loss) per share	0.08	(2.25)	0.23	(0.19)	0.37	0.83	0.37	0.22
Basic earnings (loss) per share	0.08	(2.25)	0.23	(0.19)	0.37	0.84	0.37	0.22
Per-share amounts – net earnings (loss)
Diluted earnings (loss) per share	(1.08)	(2.63)	(0.86)	(1.15)	0.08	1.34	1.90	(3.56)
Basic earnings (loss) per share	(1.08)	(2.63)	(0.86)	(1.15)	0.08	1.35	1.93	(3.56)
Dividends declared	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.08